Contents of Significant Accounts - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 13,103,808	$ 25,445,540
Cash Flows	(993,723)	(12,288,248)
Non-cash changes,Foreign exchange	(368,507)	(292,466)
Non-cash changes,Other	273,628	238,982
Ending Balance	12,015,206	13,103,808
Long-term loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	30,826,215	32,165,336
Cash Flows	3,876,991	(1,880,197)
Non-cash changes,Foreign exchange	(802,975)	556,777
Non-cash changes,Other	1,843	(15,701)
Ending Balance	33,902,074	30,826,215
Bonds payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	41,378,182	48,517,631
Cash Flows	(2,500,000)	(7,500,000)
Non-cash changes,Foreign exchange	0	0
Non-cash changes,Other	(96,766)	360,551
Ending Balance	38,781,416	41,378,182
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	665,793	564,576
Cash Flows	252,269	88,131
Non-cash changes,Foreign exchange	(2,021)	13,086
Non-cash changes,Other	(619,347)	0
Ending Balance	296,694	665,793
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	6,006,457
Cash Flows	(633,488)
Non-cash changes,Foreign exchange	(78,432)
Non-cash changes,Other	736,488
Ending Balance	6,031,025	6,006,457
Other financial liabilities - noncurrent [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,410,355	20,486,119
Cash Flows	0	0
Non-cash changes,Foreign exchange	(698,127)	(456,551)
Non-cash changes,Other	381,213	380,787
Ending Balance	$ 20,093,441	$ 20,410,355